Investments - Summary of AFS debt securities (Detail) ¥ in Millions	Sep. 30, 2024 JPY (¥)
AFS debt securities
Amortized cost	¥ 49,730	[1]
Unrealized gains	24
Unrealized losses	(63)
Fair value	49,691
Japanese government securities [Member]
AFS debt securities
Amortized cost	20,017	[1]
Unrealized gains	3
Unrealized losses	(20)
Fair value	20,000
Japanese agency and municipal securities [Member]
AFS debt securities
Amortized cost	29,713	[1]
Unrealized gains	21
Unrealized losses	(43)
Fair value	¥ 29,691

[1]	Net of allowance for credit losses